Rule 24f-2 NOTICE FOR
              PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc.
                        (1933 Act File No. 2-64685)


1. The fiscal year for which the notice is filed:
       August 1, 1994 to July 31,1995

2. The number or amount of securities of the same class or series, if any, which have been registered under the Securities Act of 1933 other than pursuant to this section but which remain unsold at the beginning of such fiscal period:
        None

3. The number or amount of securities, if any, registered during such fiscal period other than pursuant to this section:
        None

4. The number or amount of securities sold during such fiscal year:
        $5,330,400,604 representing 5,330,400,604 shares of beneficial interest

5. The number or amount of securities sold during such fiscal period in reliance upon registration pursuant to this section:
        $5,330,400,604 representing 5,330,400,604 shares of beneficial interest

6. The calculation of filing fee:

   (a)  The total amount of registered shares of
        capital stock ($0.001 par value) sold
        including sales load:                                   $5,330,400,604
   (b)  Less the total amount of registered shares of
        capital stock ($0.001 par value) redeemed
        or repurchased:                                         (5,373,627,013)
                                                                ---------------
   (c)  Net change                                                ($43,226,409)
                                                                ---------------
                                                                ---------------
   (d)  Filing fee pursuant to section 6(b) of
       1933 Act (Line (e) Amount x 1/29 of 1%):                       $0
                                                                ---------------
                                                                ---------------






Date: 01-Sep-95              Paul Schubert
                             Paul Schubert
                             Vice President and Assistant Treasurer
                             PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc.